Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended
	Dec. 31, 2023	Dec. 18, 2023	Mar. 31, 2024	Mar. 31, 2026	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026
C000246894
Account Value [Line Items]
Line Graph and Table Measure Name				PlanRock Alternative Growth ETF
Accumulated Value	$ 10,083	$ 10,000	$ 11,040		$ 10,990	$ 11,340	$ 10,896	$ 10,314	$ 10,792	$ 11,978	$ 12,413	$ 12,585
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index
Accumulated Value	$ 10,141	$ 10,000	$ 10,972		$ 11,287	$ 12,033	$ 11,914	$ 11,756	$ 13,111	$ 14,111	$ 14,576	$ 14,109